Consolidated Reported Provision for Income Taxes Differed from Statutory Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Irish statutory rate	12.50%	12.50%	12.50%